UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         SOUTH TEXAS MONEY MANAGEMENT,LTD.
Address:                      100 West Olmos
                              Suite 101
                              San Antonio,Texas 78212

13F File Number:              File Number here

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Madelon Leone
Title:                        Compliance Officer
Phone:                        210-824-8916

Signature, Place and Date of Signing:

     Enter Name   San Antonio, Texas    May 04, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
3M Company               Common    88579Y101       1139        13915   X                         13915
AFLAC, Inc.              Common    001055102       4245       105757   X                        105757
ATSI Communications Inc  Common    00209G103          1        76325   X                         76325
Abbott Laboratories      Common    002824100       1044        25396   X                         25396
Accenture Ltd.           Common    G1150G111        314        13100   X                         13100
Aetna Inc                Common    00817Y108        303         3375   X                          3375
Air Products and Chemic  Common    009158106        351         7005   X                          7005
Alberto Culver Co        Common    013068101       1057        24094   X                         24094
Alcoa Inc                Common    013817101        364        10483   X                         10483
Altria Group Inc         Common    02209S103        452         8296   X                          8296
Ambac Financial Group I  Common    023139108        404         5475   X                          5475
American Express Co      Common    025816109        796        15349   X                         15349
American Intl Group Inc  Common    026874107        934        13096   X                         13096
Amgen Inc                Common    031162100       4686        80577   X                         80577
Anadarko Petroleum       Common    032511107        395         7615   X                          7615
Anheuser-Busch           Common    035229103       5721       112184   X                        112184
Apache Corp              Common    037411105       3979        92162   X                         92162
Aptargroup               Common    038336103       1930        50256   X                         50256
BP P.L.C.                Common    055622104        908        17729   X                         17729
Bank One Corp            Common    06423A103       1028        18847   X                         18847
Bank of America Corp     Common    060505104        523         6454   X                          6454
Bank of New York Co Inc  Common    064057102        312         9905   X                          9905
Becton Dickinson & Co    Common    075887109       4655        96013   X                         96013
Berkshire Hathaway Inc   Common    084670207        884          284   X                           284
Borg Warner Inc Com      Common    099724106        229         2700   X                          2700
Boston Scientific Corp   Common    101137107        299         7050   X                          7050
Bristol Myers Squibb     Common    110122108        510        21061   X                         21061
CSX Corp                 Common    126408103       2053        67775   X                         67775
Callaway Golf Co         Common    131193104       2097       110494   X                        110494
Canadian National Railw  Common    136375102       5653       143721   X                        143721
Caremark Rx Inc          Common    141705103        283         8504   X                          8504
Carnival Corp            Common    143658300        950        21143   X                         21143
Cendant Corp             Common    151313103        305        12485   X                         12485
Centurytel Inc           Common    156700106       2032        73918   X                         73918
ChevronTexaco Corp       Common    166764100        684         7796   X                          7796
Chubb Corp               Common    171232101        723        10390   X                         10390
Cisco Systems Inc        Common    17275R102        760        32245   X                         32245
Citigroup Inc            Common    172967101       2339        45244   X                         45244
Clear Channel Communica  Common    184502102        437        10311   X                         10311
Coca Cola Enterprises    Common    191219104       3446       142574   X                        142574
Coca-Cola Co             Common    191216100       1512        30065   X                         30065
Cognos Inc               Common    19244C109       1082        34832   X                         34832
Colgate-Palmolive Co     Common    194162103        369         6700   X                          6700
Comcast Corp             Common    20030N200        216         7765   X                          7765
Conagra Foods Inc        Common    205887102       5414       200956   X                        200956
ConocoPhillips           Common    20825C104        447         6408   X                          6408
Constellation Brands In  Common    21036P108       1540        47971   X                         47971
Cullen/Frost Bankers In  Common    229899109        587        13732   X                         13732
DJ US Technology         Common    464287721      12680       267233   X                        267233
DJ US Utilities Sector   Common    464287697       5035        83978   X                         83978
Darden Restaurants Inc   Common    237194105       2476        99867   X                         99867
Deere & Co               Common    244199105        256         3700   X                          3700
Dell Inc                 Common    24702R101       5043       149991   X                        149991
Delphi Corporation       Common    247126105       1963       197046   X                        197046
Dominion Resources, Inc  Common    25746U109        653        10155   X                         10155
E. I. DuPont de Nemours  Common    263534109        255         6031   X                          6031
Eaton Corp               Common    278058102        732        13028   X                         13028
Echostar Communications  Common    278762109        239         7300   X                          7300
Electronic Arts Inc      Common    285512109       2296        42721   X                         42721
Eli Lilly & Co           Common    532457108        522         7805   X                          7805
Encana Corporation       Common    292505104       2217        51407   X                         51407
Extreme Energy Corp      Common    301967105         26        50000   X                         50000
Exxon Mobil Corp         Common    30231G102       3690        88732   X                         88732
FPL Group Inc            Common    302571104        210         3148   X                          3148
Fannie Mae               Common    313586109        284         3826   X                          3826
Fidelity National Finan  Common    316326107        251         6333   X                          6333
First Data Corp          Common    319963104        811        19230   X                         19230
First Horizon National   Common    337162101       1848        38752   X                         38752
Fleetboston Financial C  Common    339030108        228         5085   X                          5085
Gannett Co. Inc          Common    364730101        307         3484   X                          3484
General Electric Co      Common    369604103       4472       146543   X                        146543
General Mills Inc        Common    370334104        238         5100   X                          5100
Gillette Co.             Common    375766102        562        14370   X                         14370
Goldman Sach Group Inc   Common    38141G104        700         6712   X                          6712
Guidant Corp             Common    401698105        482         7600   X                          7600
HL & JE Collins Real Es  Common    999MTG495         23        23259   X                         23259
Home Depot Inc           Common    437076102        344         9200   X                          9200
Honda Motor LTD          Common    438128308       2136        92311   X                         92311
IBM Corporation          Common    459200101       1203        13095   X                         13095
IShares Tr S&p Midcap 4  Common    464287507        216         1788   X                          1788
Ilex Oncology Inc Com    Common    451923106        334        13945   X                         13945
Intel Corp               Common    458140100       2573        94610   X                         94610
J P Morgan Chase & Co    Common    46625H100        388         9250   X                          9250
Johnson & Johnson        Common    478160104       6395       126090   X                        126090
Johnson Controls Inc     Common    478366107        437         7396   X                          7396
L-3 Communications Hldg  Common    502424104       1171        19685   X                         19685
Lehman Bros. Holding In  Common    524908100       3758        45352   X                         45352
Lennox International, I  Common    526107107       1995       107566   X                        107566
Lincoln National Corp I  Common    534187109       1367        28885   X                         28885
Liz Claiborne Inc Com    Common    539320101       3972       108270   X                        108270
Lot$off Corp Com         Common    545674103          0        16000   X                         16000
Lowes Companies Inc      Common    548661107       4486        79920   X                         79920
MBIA Inc                 Common    55262C100       3448        54986   X                         54986
Materials Select         Common    81369Y100      12196       466751   X                        466751
Medtronic Inc.           Common    585055106        218         4568   X                          4568
Merck & Company, Inc     Common    589331107        293         6620   X                          6620
Microsoft Corp           Common    594918104       1821        73041   X                         73041
Morgan Stanley           Common    617446448        784        13675   X                         13675
N B T Y Inc              Common    628782104       1244        33464   X                         33464
Newfield Exploration Co  Common    651290108       2107        43968   X                         43968
Nextel Communications C  Common    65332V103        228         9235   X                          9235
Nokia Corp ADS           Common    654902204        448        22079   X                         22079
Northrop Grumman Corp    Common    666807102        480         4878   X                          4878
Patterson Dental         Common    703412106       3397        49577   X                         49577
Pentair Inc              Common    709631105       4170        70670   X                         70670
Pepsico Inc              Common    713448108       4255        79016   X                         79016
Performance Food Group   Common    713755106        528        15368   X                         15368
Pfizer Inc               Common    717081103       3298        94101   X                         94101
Pinnacle West Capital    Common    723484101        323         8200   X                          8200
Pioneer Drilling Co      Common    723655106         66        10000   X                         10000
ProLogis  Reit           Common    743410102       1002        27925   X                         27925
Proctor & Gamble         Common    742718109       2082        19856   X                         19856
Renaissance Re Hldgs Lt  Common    G7496G103        334         6425   X                          6425
Respironics Inc          Common    761230101        735        13612   X                         13612
Royal Dutch Pete         Common    780257804        400         8400   X                          8400
Ruby Tuesday Inc Georgi  Common    781182100        831        25861   X                         25861
SBC Communications Inc   Common    78387G103        277        11293   X                         11293
San Juan Basin Rty Trus  Notes     798241105      10815       538582   X                        538582
Sealed Air Corp New Com  Common    81211K100       1034        20793   X                         20793
Southwest Airlines Co    Common    844741108       1098        77247   X                         77247
Staples Inc              Common    855030102       3330       131521   X                        131521
Sysco Corp               Common    871829107        257         6593   X                          6593
Taiwan Semiconductor Ma  Common    874039100        219        21019   X                         21019
Tanox Inc                Common    TNOX11111        231        15504   X                         15504
Target Corp              Common    87612E106        655        14546   X                         14546
Technology Select Secto  Common    81369Y803       8791       436066   X                        436066
Temple-Inland Inc Com    Common    879868107        217         3300   X                          3300
Textron Inc              Common    883203101       4809        90471   X                         90471
The TJX Companies Inc    Common    872540109        274        11150   X                         11150
Time Warner Inc          Common    887317105       2945       174680   X                        174680
Tom Brown, Inc.          Common    115660201        688        18300   X                         18300
Torchmark corp           Common    891027104       3993        74239   X                         74239
Transportation Equities  Common    893881102          0        50000   X                         50000
U. S. Bancorp            Common    902973304        610        22050   X                         22050
Union Planters Corp      Common    908068109        204         6834   X                          6834
United Technologies Inc  Common    913017109        592         6861   X                          6861
UnitedHealth Group Inc   Common    91324P102       4450        69054   X                         69054
Valero Energy Corp       Common    91913Y100       1503        37670   X                         37670
Valero L P Com           Common    91913W104        358         6537   X                          6537
Verizon Communications   Common    92343V104       5485       150102   X                        150102
Wal Mart Stores          Common    931142103       2355        39449   X                         39449
Walt Disney Co           Common    254687106       5457       218384   X                        218384
Washington Mutual Inc.   Common    939322103        231         5400   X                          5400
Washington Real Estate   Common    939653101        243         7500   X                          7500
Wellpoint Health Networ  Common    94973H108        213         1877   X                          1877
Wells Fargo & Co         Common    949746101       1494        26371   X                         26371
Wrigley WM Jr Co         Common    982526105       2397        40541   X                         40541
Wyeth                    Common    983024100        795        21169   X                         21169
Zimmer Holdings Inc      Common    98956P102       5211        70626   X                         70626
Zions Bancorpation       Common    989701107        809        14170   X                         14170

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   150

Form 13F Information Table Value Total:  266,392